Leases - Summary of Lease Liabilities Measured at Present Value of Lease Payments to be Made Over Lease Term (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Analyzed into:
Current portion	$ (2,915)	$ (3,563)
Non-current portion	(41,687)	(20,039)
Lease liabilities
Leases [Roll Forward]
Carrying amount at January 1, 2023	(23,602)
Additions	(25,925)
Accretion of interest recognized during the period	(1,013)
Payments	5,072
Exchange realignment	866
Carrying amount at September 30, 2023	(44,602)
Analyzed into:
Current portion	(2,915)
Non-current portion	(41,687)
Total	$ (44,602)	$ (23,602)